                                   FORM N-SAR
                               SEMI-ANNUAL REPORT
                       FOR REGISTERED INVESTMENT COMPANIES



Report for six month period ending:  //  (a)

         of fiscal year ending:  12/31/97(b)

Is this a transition report? (Y/N)   N
                                    ---

Is this an amendment to a previous filing? (Y/N)  N
                                                 ---

Those items or sub-items with a box after the item number should be completed only if the answer has changed from the previous filing on this form.


1.       A.       Registrant Name:
                       New England Life Retirement Investment Account

         B.       File Number:  811-3285

         C.       Telephone Number:  212-578-7360

2.       A.       Street:  One Madison Avenue

         B.       City:  New York    C.State: NY     D.       Zip Code:10010
                                                              Zip Ext: 3690

         E.       Foreign Country:                   Foreign Postal Code:

3.       Is this the first filing on this form by Registrant? (Y/N)  N
                                                                    ---

4.       Is this the last filing on this form by Registrant? (Y/N)   N
                                                                    ---

5.       Is Registrant a small business investment company (SBIC)?
         (Y/N)                                                      N
              ---------------------------------------------------- ----
         [If answer is "Y" (Yes), complete only items 89 through 110.]

6.       Is Registrant a unit investment trust (UIT)? (Y/N)         Y
                                                            ------ ---
         [If answer is "Y" (Yes) complete only items 111 through 132.]

7.       A. Is Registrant a series or multiple portfolio company?
            (Y/N)
                  ---
            [If answer is "N" (No), go to item 8.]

         B. How many separate series or portfolios did Registrant have at the end of the period?
                                      --------------------

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:


UNIT INVESTMENT TRUSTS

111.     A.       Depositor Name:   Metropolitan Life Insurance Company
                                  -----------------------------------------

         B.       File Number (if any)
                                       ------------------------------------

         C.       City: New York   State NY   Zip Code 10010 Zip Ext.: 3690
                        ---------       ----           -----           ----

                  Foreign Country:             Foreign Postal Code:
                                   -----------                      -------

111.     A.       Depositor Name:
                                  -----------------------------------------

         B.       File Number (If any):
                                        ----------------

         C.       City:            State:       Zip Code:      Zip Ext.:
                        ----------        -----          -----          ---

                  Foreign County:                Foreign Postal Code:
                                  --------------                      -----

112.     A.       Sponsor Name:
                               --------------------------------------------

         B.       File Number (If any):
                                        --------------

         C.       City:           State:        Zip Code:      Zip Ext.:
                        ---------        ------           ----          ---

                  Foreign Country:               Foreign Postal Code:
                                   -------------                      -----

112.     A.       Sponsor Name:
                               --------------------------------------------

         B.       File Number (If any):
                                        --------------

         C.       City:           State:        Zip Code:      Zip Ext.:
                        ---------        ------           ----          ---

                  Foreign Country:               Foreign Postal Code:
                                   -------------                      -----

113.     A.       Trustee Name:
                                --------------------------------------------

         B.       City:           State:       Zip Code:       Zip Ext.:
                        ---------        -----           -----          ----

                  Foreign Country:              Foreign Postal Code:
                                   ------------                      -------

113.     A.       Trustee Name:
                                --------------------------------------------

         B.       City:           State:       Zip Code:       Zip Ext.:
                        ---------        -----           -----          ----

                  Foreign Country:              Foreign Postal Code:
                                   ------------                      -------

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:



114.     A.Principal Underwriter Name: New England Securities Corporation
                                      -------------------------------------

         B.       File Number: 8- 13910
                                  -----
         C.       City: Boston   State: MA  Zip Code: 02116 Zip Ext.:
                        -------         ---           -----           ----

                  Foreign Country:            Foreign Postal Code:
                                   ----------                      ---------

114.     A.       Principal Underwriter Name:
                                              ------------------------------

         B.       File Number: 8-
                                  -------------

         C.       City:          State:        Zip Code:       Zip Ext.:
                        --------        ------           -----           ----

                  Foreign Country:              Foreign Postal Code:
                                   ------------                      --------

115.     A.       Independent Public Accountant Name: Deloitte & Touche, LLP
                                                      ----------------------

         B.       City:  Boston  State:   MA   Zip Code: 02110 Zip Ext.:1617
                        --------        -----            -----          ----

                  Foreign Country:                 Foreign Postal Code:
                                   ---------------                      -----

115.     A.       Independent Public Accountant Name:
                                                      -----------------------

                  City:            State:       Zip Code:       Zip Ext.:
                        ----------        -----           -----          ----

                  Foreign Country:                 Foreign Postal Code:
                                   ---------------                     ------

116.     Family of Investment companies information:

         A.       Is Registrant part of a family of investment companies?
                  (Y/N)                                                 N
                       ----------------------------------------------  ---
                                                                       Y/N

         B. Identify the family in 10 letters: _ _ _ _ _ _ _ _ _ _ (NOTE: In filing this form, use this identification consistently all investment companies in family. This designation is for purposes of this form only.)

117.     A.       Is Registrant a separate account of an insurance company?
                  (Y/N)                                                 Y
                        ---------------------------------------------  ---
                                                                       Y/N

         If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?:

         B.       Variable annuity contracts? (Y/N)                     Y
                                                   ------------------- ---
                                                                       Y/N

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:


         C. Scheduled premium variable life contracts? (Y/N)       N
                                                             --- ---
                                                                 Y/N

         D. Flexible premium variable life contracts? (Y/N)        N
                                                             --- ---
                                                                 Y/N

         E. Other types of insurance products registered under the
            Securities Act of 1933? (N/Y)                            N
                                         -----------------------    ---
                                                                    Y/N

118. State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                              1
         ----------------------------------- ---

119. State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period
                                        0
         ----------------------------- ---

120. State the total value of the portfolio securities on the date of deposit for the new series included in item 119 ($000's omitted)
                                               $
         -------------------------------------  --------

121.     State the number of series for which a current prospectus
         was in existence at the end of the period                      0
                                                   ---------------     ---

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                          0
         ------------------------------- ---

123.     State the total value of the additional units considered in answering
         item 122 ($000's omitted)                $
                                   --------------- ---------

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted)
                                             -----------------------------------
         $
          --------

125.     State the total dollar amount of sales loads collected
         (before allowances to other brokers or dealers) by
         Registrant's principal underwriter and any underwriter
         which is an affiliated person of the principal under-
         writer during the current period solely from the sale
         of units of all series of Registrant ($000's omitted)         $  0
                                                                         ---

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:

126.     Of the amount shown in item 125, state the total
         dollar amount of sales loads collected from secondary
         market operations in Registrant's units (include the
         sales loads, if any, collected on units of a prior
         series placed in the portfolio of a subsequent series.)
         ($000's omitted)                                       $
                         --------------------------------------  --------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                   Number of         Total Assets      Total Income
                                     Series            ($000's         Distributions
                                   Investing           omitted)        ($000's omitted)
                                   ---------         -----------       ----------------
A.       U.S. Treasury
         direct issue                                $                 $
                                    --------          ---------         ------------
B.       U.S. Government
         agency                                      $                 $
                                    --------          ---------         ------------

C.       State and municipal
         tax-free                                    $                 $
                                    --------          ---------         ------------


D.       Public utility debt                         $                 $
                                    --------          ---------         ------------

E.       Brokers or dealers
         debt or debt of
         brokers' or dealers'
         parent                                      $                 $
                                    --------          ---------         ------------

F.       All other corporate
         intermed. & long-term
         debt                                        $                 $
                                    --------          ---------         ------------

G.       All other corporate
         short-term debt                             $                 $
                                    --------          ---------         ------------

H.       Equity securities of
         brokers or dealers
         or parents of brokers
         or dealers                                  $                 $
                                    --------          ---------         ------------

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:


                                    Number of        Total Assets      Total Income
                                     Series             ($000's        Distributions
                                    Investing           omitted)       ($000's omitted)
                                    ---------        ------------      ----------------
I.       Investment company
         equity securities                           $                 $
                                    --------          ---------         ------------

J.       All other equity
         securities                    1             $58,951           $ 14,269
                                    --------          ----------         -----------

K.       Other securities                            $                 $
                                    --------          ---------         ------------

L.       Total assets of
         all series of
         registrant                    1             $58,951           $ 14,269
                                    --------          ----------        ------------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?
         (Y/N)                                                            N
              ---------------------------------------                    ---
                                                                         Y/N
         [If answer is "N" (No), go to item 131.]

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                        --------
                                                                          Y/N
         [If answer is "N" (No), go to item 131.]

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                       ----------------------------------    ---
                                                                             Y/N

131.     Total expenses incurred by all series of Registrant during the
         current reporting period ($000's omitted)                          $876
                                                                            ----

For period ending 12/31/97                                 If filing more than
File Number 811-3285                                       one Page 47, "X"
                                                           box:


132. List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----
      811-              811-           811-           811-         811-
          ------            -----          -----          -----        -----

                                SIGNATURES
                                ----------

         This report is signed on behalf of the registrant in the City of New York and State of New York on the 26th day of February, 1998.

                                           New England Life Retirement
                                           Investment Account


                                           By: Metropolitan Life Insurance
                                               Company (Depositor)


Witness: Christopher P. Nicholas           By: Harold B. Leff
         Associate General Counsel             Vice President & Senior Actuary
         Metropolitan Life                     Metropolitan Life
         Insurance Company                     Insurance Company